Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Tables)	3 Months Ended
Nov. 30, 2015
Tables/Schedules
Schedule of Intangible Assets and Goodwill

	November 30, 2015	August 31,2015
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(307,099)	(288,608)
Net Intangible Assets	$ 1,274,493	$ 1,292,984